Credit Facilities - Short term loans banks (Details)			6 Months Ended
	Sep. 25, 2020 USD ($)	Sep. 25, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)
Line of Credit Facility [Line Items]
Security deposit						$ 109,221
Properties pledged as collateral			$ 5,600,000		¥ 36,626,600	5,200,000	¥ 36,626,600
Total			(3,360,814)			(4,696,055)		$ (4,696,055)	$ (4,514,380)
Short-term loans - banks			(3,031,904)			$ (4,359,210)			(4,150,309)
Zeshu Dai
Line of Credit Facility [Line Items]
Stock right (as a percent)						6.25%	6.25%
GA Yongpeng
Line of Credit Facility [Line Items]
Properties pledged as collateral						$ 5,200,000	¥ 36,626,600
Stock Pledged AS Collateral						200,000	1,250,000
JMC
Line of Credit Facility [Line Items]
Properties pledged as collateral						800,000	¥ 5,517,400
Continuing operations
Line of Credit Facility [Line Items]
Short-term loans - banks			(3,031,904)			(4,359,210)		(4,359,210)	(4,150,309)
Discontinued operations
Line of Credit Facility [Line Items]
Total						$ (336,845)			(364,071)
Short-term loans - banks			(328,910)					(336,845)
CQ Penglin
Line of Credit Facility [Line Items]
Repayment of debt			$ 300,000	¥ 1,650,000,000,000
Shanghai Pudong Development ("SPD") Bank Chongqing Nanbing Road Branch
Line of Credit Facility [Line Items]
Weighted average interest rate			6.09%		6.09%	6.09%	6.09%
Security deposit			$ 109,221
Total						$ (1,273,794)		(1,273,794)	(1,456,187)
Chongqing Rural Commercial Bank
Line of Credit Facility [Line Items]
Weighted average interest rate			6.74%		6.74%	6.74%	6.74%
Total			$ (1,684,391)			$ (1,839,928)		(1,839,928)	(2,694,122)
Chongqing Beibei Chouzhou Bank Co., Ltd.
Line of Credit Facility [Line Items]
Weighted average interest rate			6.96%		6.96%	6.96%	6.96%
Total			$ (328,910)			$ (336,845)		(336,845)	(364,071)
Principal amount due before October 21, 2020	$ 16,000	¥ 110,000
Interest amount due before October 21, 2020	13,000	93,466
Remaining balance that is to be repaid at 21th of each month since November 2020	$ 14,000	¥ 100,000
Increase in interest rate (as a percent)	50.00%	50.00%
Repayment of debt	$ 18,000	¥ 114,939
Chongqing Beibei Chouzhou Bank Co., Ltd. | Zeshu Dai
Line of Credit Facility [Line Items]
Stock right (as a percent)			6.25%		6.25%
Chongqing Beibei Chouzhou Bank Co., Ltd. | GA Yongpeng
Line of Credit Facility [Line Items]
Properties pledged as collateral			$ 5,200,000		¥ 36,626,600
Stock Pledged AS Collateral			$ 200,000		¥ 1,250,000
The Agriculture Bank of China Chongqing Yubei Branch
Line of Credit Facility [Line Items]
Weighted average interest rate			3.85%		3.85%	3.85%	3.85%
Total			$ (505,317)			$ (467,058)		(467,058)	0
The Agriculture Bank of China Chongqing Yubei Branch | JMC
Line of Credit Facility [Line Items]
Properties pledged as collateral			$ 800,000		¥ 5,517,400
China Zheshang Bank Chongqing Branch
Line of Credit Facility [Line Items]
Weighted average interest rate			5.35%		5.35%	5.35%	5.35%
Total			$ (842,196)			$ (778,430)		$ (778,430)	$ 0
China Zheshang Bank Chongqing Branch | JMC
Line of Credit Facility [Line Items]
Properties pledged as collateral			$ 1,700,000		¥ 12,090,000	$ 1,700,000	¥ 12,090,000